Basis of Preparation	12 Months Ended
Dec. 31, 2017
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Basis of Preparation
2.	BASIS OF PREPARATION

2.1	Statement of compliance

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Material information in the financial statements is being disclosed, which is used by Management in its administration of the Company.

On March 28, 2018, the Company’s Fiscal Council authorized the issuance of the Consolidated Financial Statements for the year ended December 31, 2017.

2.2	Bases of measurement

The consolidated financial statements have been prepared on a historical cost basis, except in the case of certain financial instruments which are measured at fair value, as detailed in Note 31.

2.3	Functional currency and presentation currency

The consolidated financial statements are presented in Reais, which is the functional currency of the Company, and all values are rounded to the nearest million, except when otherwise indicated.

Transactions in foreign currency have been converted to the functional currency at the exchange rate of the date on which the transactions were made. Balances of monetary assets and liabilities in foreign currency were translated to the functional currency of the Company at the exchange rates at the reporting date of the financial statements. Foreign exchange gains and losses resulting from translating assets and liabilities denominated in foreign currency are recorded in finance income and costs in the consolidated statement of income.

2.4	Use of estimates and judgments

Preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Uncertainties about this assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Estimates and assumptions are periodically reviewed, using as a reference to both historic experience and any significant change in scenarios that could affect the Company’s financial position or results of operations. Revisions in relation to accounting estimates are recognized in the period in which the estimates are reviewed, and in any future periods affected.

The principal estimates and judgments that have a signficiant effect in the amounts recognized in financial statements are as follows:

•	Adjustments for loss on doubtful accounts – see Note 8.

•	Deferred income and social contribution taxes – see Note 10.

•	Financial assets and liabilities of the concession – see Note 15.

•	Investments – see Note 16.

•	Property, plant and equipment – see Note 17.

•	Intangible assets – see Note 18.

•	Depreciation – see Note 17.

•	Useful lives of assets – see Note 18.

•	Employee post-retirement obligation – see Note 23.

•	Provisions – see Note 24.

•	Energy supply unbilled – see Note 26.

•	Financial Instruments – see Note 30.

•	Measurement at fair value – Note 31.

The settlement of the transactions involving those estimates may result in amounts that are significantly difference from those recorded in the financial statements due to the uncertainty inherent to the estimation process. The Company reviews its significant estimates at least annually.

2.5	New accounting standards and interpretations

The following standards that were effective on or after January 1, 2017:

•	Amendments to IAS 12, Income Taxes – Recognition of deferred tax assets for unrealized losses.

•	Disclosure Initiative (Amendments to IAS 7, Statement of cash flows), require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses)

The application of these amendments had no significant impact on the amounts recognized in the consolidated financial statements.

2.6	Standards issued but not yet effective on December 31, 2017

Effective starting January 1, 2018:

•	Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture: Deal with situations that involve sale or contribution of assets between an investor and its associate or joint venture.

The Company does not expect significant impacts on its financial statements as a result of adoption of these amendments.

•	IFRS 9 – Financial instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after 1 January 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company made an assessment of the potential effects of adoption of IFRS 9 and does not expect significant impacts on its financial statements, except as to the impairment of accounts receivable from clients.

Classification and measurement

The Company expects to continue measuring at fair value all financial assets that are currently measured at fair value. For financial assets currently classified in accordance with IAS 39 as loans and receivables (the objective of the business model of which in accordance with IFRS 9 is to raise contractual cash flows, representing only payments of principal and interest), the Company has concluded that these financial instruments comply with the criteria for measurement and classification under the amortized cost. For this reason, no change in the method of measurement of these instruments is expected.

Impairment

IFRS 9 requires the Company to record expected losses on all its financial assets instead of an incurred losses approach.

The provisions for expected losses will be measured based on the losses expected in the next 12 months, as a function of the potential default events, or losses of credit expected for the whole life of a financial instrument, if the credit risk has significantly increased since its initial recognition. The Company have adopted, in its analyses, a simplified approach, considering that the balance of its accounts receivable from clients do not have a significant financing component, and have calculated the expectation of loss considering the historic average of non-collection over the total billed in each month (based on the last 12 months of billing), segregated by type of client and projected for the next 12 months, taking into account the aging of receivables, including those not yet due. The estimated loss for the past due balances of clients who renegotiated their debt has been calculated based on the maturity date of the original invoice, with the new terms negotiated not being taken into account. For the balances that are more than 12 months past due, expectation of total loss was assumed.

The Company estimates that the adoption of this new pronouncement will have an impact, mainly, on the expected losses from its receivables doubtful accounts. The estimated effects at January 1, 2018 arising from adoption of IFRS 9, resulted in an increase in the provision for doubtful accounts and a corresponding effect in Equity, as follows:

Jan. 1, 2018
Customers and Traders; Transport of energy	195

195

•	IFRS 15– Revenue from contracts with customers

IFRS 15 – Revenue from contracts with clients was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenues arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount which reflects the consideration to which an entity expects to be entitled in exchange for transferirng goods or services to a customer. This new pronouncement will supersede all current requirements for recognition of revenue under the IFRS. Additionally, IFRS 15 establishes requirements for more detailed presentation and disclosure than the standards currently in effect.

Either a full retrospective application or a modified retrospective application is required for annual periods starting January 1, 2018. The Company plans to adopt the new standard on the required effective date using the modified retrospective method.

The Company performed a preliminary assessment application of the five steps for recognition and measurement of revenue, as required by IFRS 15:

1.	Identify the contracts signed with its customers;

2.	Identify the performance obligations in each type of contract;

3.	Determine the price of each type of transaction;

4.	Allocate the price and to the performance obligations contained in the contract; and

5.	Recognize the revenue when (or to the extent that) the entity satisfies each performance obligation of the contract.

The Company expects no material impacts in the adoption of the new standard, except for reclassification of the penalties for performance indicators, from operating expenses to an account reducing revenue for availability of the electricity network. Below is a detailed analysis of Revenues from contracts with customers:

a)	Revenues from supply of electricity, and Revenue from use of the network – Captive customers

Revenues from sale of energy are recorded based on the energy delivered and the tariffs specified in the terms of the contract or in effect in the market. Revenues from retail supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly. Unbilled retail supply of electricity, from the period between the last billing and the end of each month, is estimated based on the consumption from the previous month or the contractual amounts. The differences between the estimated amounts accrued and the actual accrued revenues are recorded in the following month. Historically, these have not been significant.

Under IFRS 15, The Company have to recognize the revenue from a contract with a customer when the expectation of receipt is probable, taking into account the client’s intention to pay. If the expectation is non-receipt, the Company is required to assess whether the related revenue will be presented net of estimated losses.

Cemig D is subject to a penalty if certain power supply continuity indicators are not met. These penalties include an obligation to reimburse clients through a discount on electricity bills.

Based on the new standard, which states that revenue must be recorded net of any discount, reductions, restitutions, credits, price concessions, incentives, performance bonuses, penalties or other similar items, these reimbursements will be presented as a reduction of revenue from supply of electricity, and no longer as operating expense.

Currently, these reimbursements are accounted as an operating expense, however, under the new standard they will be recorded as a reduction of revenue. These reimbursements amounted to R$ 41 for the year ended December 31, 2017 (R$ 48 for the year ended December 31, 2016).

b)	Revenue from Use of Distribution Systems (the TUSD charge) – Free Clients

A significant proportion of the large industrial customers in the concession areas of Cemig D are now ‘Free Customers’ – energy is sold to them by the Cemig group’s generation and transmission company, Cemig GT, as well as by other generators. Thus, the charges for the use of the distribution network (‘TUSD’) of these Free customers are charged separately from the posting under this line. The charge occurs as a function of the client’s power level demand, which is linked to consumption, and the fair value of the consideration is calculated according to the tariff for use of the system, which is set by the regulator, Aneel.

c)	Supply of gas

Revenues from the supply of gas are determined based on the volume sold and the tariffs specified in the contractual terms or terms in force in the market, and billing is monthly.

d)	Other operating revenues

Provision of services:

We believe that the provision of services, such as new connections, customers meters and inspections are not a distinct service rended along with the supply of energy stipulated in the contract, therefore, there’s a single performance obligation, which is the supply of energy.

Sharing of infrastructure:

‘Sharing of infrastructure’ means the joint use, by agents of the electricity, telecoms or oil sectors, of facilities built to serve as a base for the provision of public services, generating shared employment of posts, towers, ducts/pipelines, urban subsoil, conduits and administrative easements.

Fixing at the point of use is the performance obligation, which is charged monthly in accordance with utilization.

e)	Other revenues

The Other revenues are mainly related to the Portion A Costs Variation Offsetting Account (CVA account), energy transactions in the CCEE, transmission revenue, construction revenue, revenue from indemnity and revenue from telecommunications. The Company believes that the application of the new standard will not have a significant impact in the revenue recognition of these revenue sources.

f)	Requirements for presentation and disclosure

The disclosure requirements of the new standard represent a change from the current practice, and will increase the volume of disclosures required in the consolidated financial statements of the Company. Many of the disclosure requirements are new, therefore, the Company expects that the disclosures will be expanded, even if the quantitative impact of the adoption of the new standard is not significant.

In effect for annual periods starting on or after January 1, 2019:

•	IFRS 16 – Leases – Lessees will have to recognize the liability for future payment and a right of use of the leased asset for practically all lease contracts, including those currently classified as operating lease contracts.

The Company is currently evaluating the effects of the application of this new standard.

2.7	Summary of significant accounting policies

The accounting policies described in detail below have been applied consistently in all the periods presented in these consolidated financial statements, in accordance with IFRS.

The accounting policies relating to the Company’s present operations that require judgment and the use of specific valuation criteria are the following:

a)	Financial instruments

Derivative financial instruments (put options): The options to sell units of FIP Melbourne and FIP Malbec (‘the SAAG Put’) and the options to sell shares of RME (‘the Parati Put’) have been measured at fair value using the Black-Scholes-Merton (BSM) model at the balance sheet date.

Derivative financial instruments (swap transactions): The Company, through its subsidiary Cemig GT, maintains derivative hedge instruments to mitigate its exposure to the risk of changes in exchange rates. Derivatives are recognized initially at their fair value and the attributable transaction costs are recognized in the Statement of income when they are incurred. After initial recognition, derivatives are measured at fair value and changes in fair value are accounted for in the Statement of income.

Share capital: The rights to minimum dividends which preferred shares are entitled to are described in Note 25 to the consolidated financial statements.

Financial instruments available for sale: As from December 31, 2012, assets in this category include the financial assets of the transmission and distribution concession that were subject to Law 12,783 (of January 11, 2013). They are measured at New Replacement Value (Valor Novo de Reposição, or VNR), which is their fair value. The Company recognizes a financial asset resulting from a concession contract when it has an unconditional contractual right to receive cash or another financial asset from, or under the direction of, the concession grantor for the services of construction or improvement provided.

Loans and receivables: Loans and receivables include: cash equivalents, credits payable by Customers and traders, and concession holders (transport of energy), tied funds, escrow deposits, Concession financial assets, amounts receivable from related parties, and CVA credits and Other financial components in tariff adjustments.

Cash and cash equivalents: includes balances of cash; bank deposits; and highly liquid investments with original maturity of three months or less, which are subject to an insignificant risk in change of value. Cash and cash equivalents are maintained for the purpose of meeting cash equirements in the short term and not for investment or other purposes.

b)	Customers and traders; Concession holders (power transport)

Accounts receivable from Customers, Traders, and concession holders (for transport of power) are initially recorded at the value of the energy supplied and measured at amortized cost.

The allowance for doubtful receivables, for low and medium voltage customers, is based on estimates by Management, in an amount sufficient to cover probable losses. The principal criteria set by the Company are: (i) For customers with significant balances, the receivable balance is analyzed in light of the historical information, negotiations in progress, and provided guarantees. (ii) For other customers, the following are fully provisioned: Receivables from residential customers that are more than 90 days past due; receivables from commercial customers that are more than 180 days past due; and receivables that are more than 360 days past due from other customers.

For large customers an individual analysis is made in relation to each customer, including the actions in progress aiming to collect the outstanding balances.

c)	Investments

The Company has investments in associates and joint ventures.

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

These investments are accounted for under the equity method and are, initially, recognized at cost.

The investments balance include the intangible assets representing the right to commercial operation of the regulated activity identified upon, net of any accumulated impairment.

d)	Concession assets

Distribution activity: concession intangible assets are amortized during the concession period, as provided for in IFRIC 12 – Concession contracts.

Cemig D recognizes a financial assets corresponding to the residual value of the intangible asset at the end of the concession, representing an unconditional right to receive cash or other financial asset directly from the grantor.

In order to determine the amortization period of the concession intangible asset, Cemig D considered that the concession agreement was extended for an additional period of 30 years, as described in more detail in Note 4.

Additions to the concession infrastructure are initially recorded at cost, including capitalized borrowing costs, and represent the acquisition cost of the Intangible assets. When the assets start operations they are split into financial assets and intangible assets, according to the criterion mentioned in the previous paragraphs. The portion of the assets that is recorded in financial assets is measured based replacement cost, which is fair value.

Transmission activity: Concession contracts entered into by the Company, determine that the concessionaire has an unconditional contractual right to receive cash or another financial asset directly from, or on behalf, of the grantor, therefore, Cemig records a financial asset, during the period of construction of lines and for the transmission revenue to be received during the concession period, at fair value, in accordance with IFRIC 12 – Concession contracts.

The infrastructure construction costs is recognized in the Statement of income when incurred, and construction revenue is recorded based on the stage of completion of the work, including the taxes applicable to the revenue, and any profit margin.

Invoiced amounts as per the Permitted Annual Revenue (RAP), is recorded as revenue for the portion relating the operation and maintenance of the infrastructure assets, at fair value, and as a reduction of the financial asset for portion relating to the construction revenue recognize, as described above.

Additional expenditures incurred for purposes of capital expansion and improvements to the transmission infrastructure are recognized as a financial asset.

As a condition for the renewal of the old transmission concessions, as described in more detail in Note 4, the residual value of the majority of the transmission assets recognized under the old concessions will be the subject of reimbursement by the Concession grantor, having already been written down on December 31, 2012, and an financial asset was recognized for the estimated amount to be received through the RAP.

Gas distribution activity: concession intangible assets are amortized during the concession period, as provided for in IFRIC 12 – Concession contracts.

The amortization reflects the pattern in which future economic benefits of the asset are expected to be consumed by the Company. The consumption pattern of the assets are related to the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the regulator to determine the basis for measuring the tariff for rendering the services of the concession.

Cemig recognizes a financial assets corresponding to the residual value of the intangible asset at the end of the concession, representing an unconditional right to receive cash or other financial asset directly from the grantor.

e)	Intangible assets

Intangible assets is mainly comprised of the assets relating to the concession contract for services, described above, and software. They are measured at total acquisition cost, including capitalized borrowing costs, less accumulated amortization.

f)	Property, plant and equipment

Property, plant and equipment are valued at acquisition cost, including deemed cost (upon initial application of IFRSs), and capitalized borrowing costs, less accumulated depreciation.

Depreciation is calculated on a straight-line basis, using the rates that reflect the estimated useful life of the assets, limited in certain situations to the period of the concession contracts to which they relate to. The main rates are shown in Note 17.

Gains and losses resulting from the disposal of a property, plant and equipment, are measured as the difference between the net proceeds obtained from the sale and the asset’s book value, and are recognized in the Statement of income the asset is disposed of.

g)	Impairment

In assessing impairment of financial assets, the Company uses historic trends of the probability of default, timing of recovery and the amounts of loss incurred, adjusted to reflect management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historic trends.

Additionally, management revises, annually, the carrying value of the non-financial assets, for the purpose of assessing the existence of events or changes in the economic, operational or technological conditions that could lead to an impairment. When such events are identified and when the carrying value of an asset exceeds the recoverable value, am impairment loss is recognized, adjusting the carrying value of the asset to its recoverable value. The recoverable value of an asset or cash generating unit is defined as being the higher of its value in use or its fair value less costs to sell.

On December 31, 2017 no indications were observed that might indicate that the Company’s assets might be impaired.

h)	Employees benefits

The liability recorded in the statement of financial position related the Company’s retirement benefit pension plan obligations, is the greater of: (a) the debt agreed upon with the pension plan for amortization of the actuarial obligations, and (b) the present value of the actuarial obligation, as calculated by a qualified actuary, less the fair value of the plan’s assets, and adjusted for unrecognized actuarial gains and losses. Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses relates to the pension fund were recorded as operating expenses.

The actuarial gains and losses arising as a result of experience and on changes in actuarial assumptions are recognized in Other comprehensive income.

Short-term benefits to employees: Employees’ profit sharing as determined in the Company’s by-laws are provisioned in accordance with the collective agreement established with the employees’ union and recorded in Employees’ and managers’ profit sharing in the Statement of income.

i)	Income tax and Social Contribution tax

Current

Advances, or amounts subject to offsetting, are presented as current or non-current assets, in accordance with the expected date of their realization and through the reporting period on which date case taxes duly calculated and offsetted against advances made.

Deferred

Deferred tax liabilities are recognized for all temporary tax differences. Deferred tax assets are recognized for all the temporary differences to the extent that it is probable that future taxable profit will be available against which the temporary differences will be reversed.

Deferred income tax and social contribution tax assets are reviewed at reporting date, and are reduced to the extent that their realization is no longer probable.

j)	Operating revenue

Revenues derived from the company’s businesses in the electricity, gas, telecommunications and other sectors, revenues are recognized when there is persuasive evidence of agreements, when delivery of merchandise takes place or when the services are provided, the prices are fixed or determinable, and collection is reasonably assured, independently of whether collections have actually been received.

Revenues from sale of energy are recorded based on the energy delivered and the tariffs specified in the terms of the contract or in effect in the market. Revenues from retail supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly. Unbilled retail supply of electricity, from the period between the last billing and the end of each month, is estimated based on the consumption from the previous month or the contractual amounts. The differences between the estimated amounts accrued and the actual revenues are recorded in the following month. Historically, these have not been significant.

Revenue from the supply of energy to the Brazilian grid system is recorded when the delivery has taken place and is invoiced to customers on a monthly basis, in accordance with the payment schedules specified in the concession agreement.

For the transmission concessions, the fair value of the operation and maintenance of the transmission lines and the remuneration of the financial asset are recorded as revenue in the Statement of income each month.

The services provided include charges for connection and other related services; the revenues are accounted for when services are rendered.

The ‘Portion A’ revenue and the Other financial items related to tariff adjustments are recognized in the Statement of income when the costs effectively incurred are different from those incorporated into the electricity distribution tariff. For more details, see Note 15.

The gain on adjustment of expectation of cash flow from the indemnifiable financial asset of the distribution concession arising from the difference in the fair value of the Remuneration Asset Base is presented as operating revenue, together with the other revenues related to the Company’s end-activity of Cemig D.

k)	Finance income and expenses

Finance income is mainly comprised of interest income on funds invested, monetary adjustments on overdue receivables and interest income on other financial assets. Interest income is recognized in the Statement of income using the effective interest method.

Finance expenses include: interest expense on borrowings; and foreign exchange and monetary adjustments on borrowing costs of debt, financings and debentures. Interest expense on the Company’s borrowings that is not capitalized is recognized in the Statement of income using the effective interest method.

l)	Segment reporting

The operating results of all operating segments for which discrete financial information is available are reviewed regularly by the Company’s CEO, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CEO include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Company’s headquarters) and head office expenses.

Segment capital expenditure is the total cost incurred during the year to acquire: the Concession financial assets , Intangible assets, and Property, plant and equipment.